Securitisations (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of transferred financial assets that are not derecognised in their entirety [abstract]
Disclosure of transfers of financial assets that do not result in derecognition	The following table shows the carrying amount of securitised assets that have not resulted in full derecognition, together with the associated liabilities, for each category of asset on the balance sheet:

	2023				2022
	Assets		Liabilities		Assets		Liabilities
	Carrying amount	Fair value	Carrying amount	Fair value	Carrying amount	Fair value	Carrying amount	Fair value
	£m	£m	£m	£m	£m	£m	£m	£m
Loans and advances at amortised cost
Credit cards, unsecured and other retail lending	6,451	6,996	(2,369)	(2,336)	5,324	5,761	(1,537)	(1,460)
Mortgage Loans	478	499	(21)	(26)	496	439	(20)	(20)
Financial assets at FVTPL
Mortgage Loans	452	452	—	—	330	330	—	—
Total	7,381	7,947	(2,390)	(2,362)	6,150	6,530	(1,557)	(1,480)

Disclosure of continuing involvement in financial assets that have been derecognised	The table below shows the potential financial implications of such continuing involvement:

	Continuing involvement[1]			Gain from continuing involvement
	Carrying amount	Fair value	Maximum exposure to loss	For the year ended	Cumulative to 31 December
Type of transfer	£m	£m	£m	£m	£m
2023
Asset backed securities	2	2	2	—	3
Residential mortgage backed securities	1,798	1,796	1,798	49	68
Commercial mortgage backed securities	392	341	392	3	19
Total	2,192	2,139	2,192	52	90

2022
Asset backed securities	8	8	8	1	3
Residential mortgage backed securities	913	907	913	18	22
Commercial mortgage backed securities	412	357	412	5	16
Total	1,333	1,272	1,333	24	41
Note
1Assets which represent the Group’s continuing involvement in derecognised assets are recorded in Loans and advances at amortised cost and Debt securities at FVTPL.